Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Shares for All Plans (Detail) shares in Millions, kr in Millions	12 Months Ended
Dec. 31, 2017 SEK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	94.5
Outstanding beginning of 2017	45.0
Awarded during 2017	17.1
Exercised/matched during 2017	13.0
Forfeited/expired during 2017	5.4
Outstanding end of 20171)	43.7
Compensation costs charged during 2017 (SEK million)3) | kr	kr 875.5
2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	21.6
Outstanding beginning of 2017	7.5
Awarded during 2017	17.1
Exercised/matched during 2017	1.4
Forfeited/expired during 2017	1.6
Outstanding end of 20171)	21.6
Compensation costs charged during 2017 (SEK million)3) | kr	kr 274.5
2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	23.5
Outstanding beginning of 2017	18.7
Exercised/matched during 2017	1.6
Forfeited/expired during 2017	1.7
Outstanding end of 20171)	15.4
Compensation costs charged during 2017 (SEK million)3) | kr	kr 315.4
2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	22.8
Outstanding beginning of 2017	11.8
Exercised/matched during 2017	3.2
Forfeited/expired during 2017	1.9
Outstanding end of 20171)	6.7
Compensation costs charged during 2017 (SEK million)3) | kr	kr 234.1
2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	26.6
Outstanding beginning of 2017	7.0
Exercised/matched during 2017	6.8
Forfeited/expired during 2017	0.2
Compensation costs charged during 2017 (SEK million)3) | kr	kr 51.5